Document and Entity Information Document	Sep. 26, 2023	Sep. 25, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Sep. 25, 2023
Entity Registrant Name		UNITED NATURAL FOODS, INC.
Entity File Number		001-15723
Entity Tax Identification Number		05-0376157
Entity Address, City or Town		Providence,
Entity Address, State or Province		RI
Entity Address, Postal Zip Code		02908
City Area Code		401
Local Phone Number		528-8634
Written Communications		false
Soliciting Material		true
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	UNFI
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001020859
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		313 Iron Horse Way,